SHARE CAPITAL - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) Year	Dec. 31, 2019 CAD ($) Year
Disclosure of classes of share capital [abstract]
Weighted average fair value of options granted during the year | $	$ 1.02	$ 1.57
Risk-free interest rate	1.08%	1.75%
Expected dividend yield	0.00%	0.00%
Expected stock price volatility	61.00%	64.00%
Expected option life in years | Year	3.82	3.83